Product Warranties (Tables)	12 Months Ended
Mar. 31, 2012
Product Warranties/Commitment and Contingencies [Abstract]
Summary of changes in the product warranty provision

	Years Ended 31 March
(Millions of US dollars)	2012	2011	2010

Balance at beginning of period	$26.2	$24.9	24.9
Accruals for product warranties	13.1	9.1	8.1
Settlements made in cash or in kind	(12.3)	(7.8)	(8.4)
Foreign currency translation adjustments	-	-	0.3

Balance at end of period	$27.0	$26.2	$24.9